Statement of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at the beginning at Dec. 22, 2020	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Dec. 22, 2020	0
Increase (Decrease) in Stockholders' Equity
Net income (loss)			(1,470)	(1,470)
Balance at the end at Dec. 31, 2020			(1,470)	(1,470)
Increase (Decrease) in Stockholders' Equity
Net income (loss)			(1,802)	(1,802)
Balance at the end at Dec. 31, 2021	$ 0	0	(3,272)	(3,272)
Balance at the end (in shares) at Dec. 31, 2021	0
Increase (Decrease) in Stockholders' Equity
Net income (loss)			(186,755)	(186,755)
Balance at the end at Jun. 30, 2022	$ 211	1,259,794	(190,027)	1,069,978
Balance at the end (in shares) at Jun. 30, 2022	2,107,750
Balance at the beginning at Dec. 31, 2021	$ 0	0	(3,272)	(3,272)
Balance at the beginning (in shares) at Dec. 31, 2021	0
Increase (Decrease) in Stockholders' Equity
Net income (loss)				90,506
Balance at the end at Sep. 30, 2022	$ 211	887,401	87,234	$ 974,846
Balance at the end (in shares) at Sep. 30, 2022	2,107,750			10,157,750
Balance at the beginning at Jun. 30, 2022	$ 211	1,259,794	(190,027)	$ 1,069,978
Balance at the beginning (in shares) at Jun. 30, 2022	2,107,750
Increase (Decrease) in Stockholders' Equity
Net income (loss)			277,261	277,261
Balance at the end at Sep. 30, 2022	$ 211	$ 887,401	$ 87,234	$ 974,846
Balance at the end (in shares) at Sep. 30, 2022	2,107,750			10,157,750